EMPLOYEE BENEFITS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Retirement Registered Saving Plan
Defined Contribution Plan Disclosure [Line Items]
Employer contributions	$ 327	$ 338
401(k) Plan
Defined Contribution Plan Disclosure [Line Items]
Employer contributions	$ 169	$ 72